Deferred income - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Detailed information about deferred income [Line Items]
Non-current deferred income other than non-current contract liabilities	€ 1,375	€ 1,334
Amounts received due to the appreciation of the dollar against the euro	86	(41)
Toll roads division [Member] | NTE mobility partners [Member]
Detailed information about deferred income [Line Items]
Non-current deferred income other than non-current contract liabilities	510	486
Toll roads division [Member] | NTE mobility partners segments 3 LLC
Detailed information about deferred income [Line Items]
Non-current deferred income other than non-current contract liabilities	205	204
Toll roads division [Member] | LBJ infrastructure group [Member]
Detailed information about deferred income [Line Items]
Non-current deferred income other than non-current contract liabilities	429	407
Toll roads division [Member] | I77 mobility partners [Member]
Detailed information about deferred income [Line Items]
Non-current deferred income other than non-current contract liabilities	216	205
Capital grants [Member]
Detailed information about deferred income [Line Items]
Non-current deferred income other than non-current contract liabilities	1,372	1,317
Other deferred income [Member]
Detailed information about deferred income [Line Items]
Non-current deferred income other than non-current contract liabilities	€ 3	€ 17